Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Employee expenses	$ (316,737)	$ (322,871)	$ (304,615)
Third-party services and other inputs	(24,759)	(26,255)	(23,375)
Depreciation and amortization	(16,888)	(18,659)	(18,364)
Share-based compensation	(5,565)	(5,665)	(1,057)
Travel expenses	(4,361)	(3,108)	(2,600)
Impairment losses on accounts receivable and contract assets	(2,610)	(305)	(18)
Insurance	(1,557)	(2,449)	(2,915)
Short-term leases	(945)	(1,194)	(1,447)
Training	(611)	(684)	(1,321)
Consulting	(66)	(513)	(3,652)
Other post-acquisition expenses	(911)	(508)	(4,961)
Other costs and expenses	(8,360)	(7,766)	(6,732)
Total	$ (383,370)	$ (389,977)	$ (371,057)